RELATED PARTIES - Post-employment Benefit Plans (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Defined benefit plan	CAD 16	CAD 15